Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions, except Share data	Total		Share capital	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss)/income	Gold Field's shareholders equity	Non-controlling interests	Share of equity investee's other comprehensive income	Mark-to-market of listed investments	Foreign exchange translation
BEGINNING BALANCE at Dec. 31, 2010	$ 7,082.3		$ 58.8	$ 5,313.2	$ 779.6	$ 562.4	$ 6,714.0	$ 368.3	$ (14.4)	$ 17.1	$ 559.7
BEGINNING BALANCE (in shares) at Dec. 31, 2010			720,796,887
Other comprehensive income/(loss) before reclassifications						(973.3)				(26.4)	(946.9)
Net income / (loss)	953.0				881.5		881.5	71.5
Mark-to-market of listed investments	(26.4)	[1]				(26.4)				(26.4)
Dividends declared	(211.1)				(174.9)		(174.9)	(36.2)
Foreign exchange translation	(970.2)					(946.9)					(946.9)
Other comprehensive income/ (loss) reclassified to statement of operations						(12.3)				(12.3)
Share-based compensation	66.4			66.4			66.4
Realized gain on disposal of listed investments	(12.8)					(12.8)				(12.8)
Exercise of employee share options	6.5		0.3	6.2			6.5
Impairment of listed investments	0.5					0.5				0.5
Exercise of employee share options (in shares)			3,794,629
Treasury shares	(11.3)		(0.1)	(11.2)			(11.3)
Treasury shares (in shares)			(856,330)
Purchase of noncontrolling interests	(1,055.6)				(713.7)		(713.7)	(341.9)
Net current year other comprehensive income/(loss)	(1,008.9)					(985.7)	(985.7)	(23.2)		(38.7)	(946.9)
Receipt of funds from noncontrolling interests	31.0							31.0
ENDING BALANCE at Dec. 31, 2011	5,852.3		59.0	5,374.6	772.5	(423.3)	5,782.8	69.5	(14.4)	(21.6)	(387.2)
ENDING BALANCE (in shares) at Dec. 31, 2011			723,735,186
Other comprehensive income/(loss) before reclassifications						(225.6)				18.7	(244.3)
Net income / (loss)	652.5				654.3		654.3	(1.8)
Mark-to-market of listed investments	18.7	[1]				18.7				18.7
Dividends declared	(372.7)				(364.2)		(364.2)	(8.5)
Foreign exchange translation	(205.1)					(244.3)					(244.3)
Other comprehensive income/ (loss) reclassified to statement of operations						(4.2)				(4.2)
Share-based compensation	77.7			77.7			77.7
Realized gain on disposal of listed investments	(14.7)					(14.7)				(14.7)
Exercise of employee share options	2.0		2.0				2.0
Impairment of listed investments	10.5					10.5				10.5
Exercise of employee share options (in shares)			5,801,627
Purchase of noncontrolling interests	(8.2)				(8.3)		(8.3)	0.1
Net current year other comprehensive income/(loss)	(190.6)					(229.7)	(229.7)	39.1		14.5	(244.3)
Receipt of funds from noncontrolling interests	27.7							27.7
ENDING BALANCE at Dec. 31, 2012	6,040.7		61.0	5,452.3	1,054.3	(653.0)	5,914.6	126.1	(14.4)	(7.1)	(631.5)
ENDING BALANCE (in shares) at Dec. 31, 2012	729,536,813		729,536,813
Other comprehensive income/(loss) before reclassifications						(749.4)				(1.3)	(748.1)
Net income / (loss)	(266.1)				(247.9)		(247.9)	(18.2)
Mark-to-market of listed investments	(1.3)	[1]				(1.3)				(1.3)
Dividends declared	(62.3)				(61.2)		(61.2)	(1.1)
Foreign exchange translation	(748.1)					(748.1)					(748.1)
Sibanye Gold spin-off	(1,033.7)			(1,184.2)		150.5	(1,033.7)
Other comprehensive income/ (loss) reclassified to statement of operations						2.9				2.9
Share-based compensation	45.1			45.1			45.1
Realized gain on disposal of listed investments	(7.4)					(7.4)				(7.4)
Exercise of employee share options	0.4		0.4				0.4
Impairment of listed investments	10.3					10.3				10.3
Exercise of employee share options (in shares)			8,905,790
Purchase of noncontrolling interests	(12.8)				(4.1)		(4.1)	(8.7)
Transactions with noncontrolling interests	(1.1)							(1.1)
Acquisition of Yilgarn South assets, value	127.3		1.5	125.8			127.3
Acquisition of Yilgarn South assets, shares			28,717,660
Net current year other comprehensive income/(loss)	(746.5)					(746.5)	(746.5)			1.6	(748.1)
Receipt of funds from noncontrolling interests	6.8							6.8
Reclassification from accumulated other comprehensive (loss)/income- Sibanye Gold Spin-off						150.5					150.5
ENDING BALANCE at Dec. 31, 2013	$ 4,097.8		$ 62.9	$ 4,439.0	$ 741.1	$ (1,249.0)	$ 3,994.0	$ 103.8	$ (14.4)	$ (5.5)	$ (1,229.1)
ENDING BALANCE (in shares) at Dec. 31, 2013	767,160,263		767,160,263

[1]	Includes deferred tax of $1.7 million (2012: $1.0 million and 2011: $2.8 million).